Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Compensation to Key Management Personnel
	2024	2023
Salaries and other short-term benefits	12	10
Share-based compensation	6	(7)
Post-employment benefits	2	2
Termination benefits	4	2
	24	7